Leases	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Leases
11.	Leases
Right-of
use assets consist of the following:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Buildings	9,028	5,760
Laboratory equipment	669	—
IT and telecommunication	177	258
Vehicles	74	90
Other assets	34	41

Total	9,982	6,149

Lease liabilities consist of the following:

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Lease liability – current	2,711	1,881
Lease liability – non-current	7,142	4,306

Total	9,853	6,187

Additions to the
right-of-use
assets
and liab
i
lities
were €6.7 million and €5.1 million as of December 31, 2021 and 2020, respectively.
Currency translation differences included in
right-of-use
assets were €0.3 million and €0.3 million as of December 31, 2021 and 2020, respectively.
Expenses related to
right-of-use
assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation charges of right-of-use assets	2021	2020
	(Euros in thousands)
Buildings	2,199	2,036
Laboratory equipment	162	—
IT and telecommunication	98	101
Vehicles	59	50
Other assets	8	8

Total	2,526	2,195

Interest expenses from leases	288	260
Expense relating to short-term leases and low-value assets (included in administrative expense)	95	51
The total cash payments for leases were €3.2 million and €2.4 million as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, the Group has committed lease payments associated with lease liability of €10.3 million, of which €2.9 million will occur in the next 12 months. The remaining lease payments will occur between January 1, 2023 and March 31, 2028.